Discontinued operations - Income statement (Details) - USD ($)	7 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations
Revenue	$ 3,803,430	$ 0		$ 9,107,922
Cost of revenues	4,048,640	0		9,116,707
Gross loss	(245,210)	0		(8,785)
Operating expenses	629,525	0		3,164,918
(Reversal of) Bad debt provision	(1,144,417)	0		(1,477,631)
Income (loss) from operations	269,682	0		(1,696,072)
Other income, net	797	0		1,779,439
Income before income taxes	270,479	0		83,367
Income taxes	0	0		0
Income from discontinued operations, net of tax	$ 270,479	$ 0	$ 270,479	$ 83,367